Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	117 Months Ended
		Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026
C000166085 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		JPMorgan Ultra-Short Municipal Fund (Class I Shares)
Average Annual Return, Percent		3.14%	1.99%	16.34%
Without Sales Load [Member] | C000166084 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		JPMorgan Ultra-Short Municipal Fund (Class A Shares)
Average Annual Return, Percent	[1]	2.92%	1.77%	14.06%
Bloomberg 1 Year Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-Year Municipal Bond Index
Average Annual Return, Percent		3.49%	1.90%	1.67%
Bloomberg US Municipal Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Municipal Index
Average Annual Return, Percent		4.96%	1.44%	2.35%

[1]
Performance of Class A Shares reflects no initial sales charge. Prior to September 15, 2020, the maximum initial sales charge applicable to Class A Shares was 2.25%, which is not reflected in the performance shown in the table above.